Business Combinations Under Common Control - Additional Information (Detail) - CLP ($)					12 Months Ended
	Apr. 02, 2018	Apr. 01, 2018	Dec. 20, 2017	May 11, 1999	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Issued capital			$ 1,891,727,278,668,000		$ 3,954,491,479,000	$ 2,229,108,975,000
New common shares issued			23,069,844,862
Enel Generacin Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary				60.00%
Enel Generacin Chile S.A. [Member] | Enel S.p.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	61.93%
Enel Generacin Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					40.00%
Ownership interest in subsidiary	93.55%	59.98%			93.55%	59.98%
Subscription price per share under preemptive rights offering					$ 82
Enel Generacin Chile S.A. [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Tender Offer consideration paid in cash (per share)					590
Cash consideration paid used to subscribe share					236
Common stock subscription price					82
Enel Generacin Chile S.A. [Member] | American Depositary Shares [Member]
Disclosure of detailed information about business combination [line items]
Tender Offer consideration paid in cash (per share)					17,700
Cash consideration paid used to subscribe share					7,080
Common stock subscription price					$ 4,100